Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 151,928	$ 46,007
Accounts receivable	103,982	4,258
Inventory	59,266	0
Due from related parties	76,591	84,269
Prepaid expenses	231,914	24,184
TOTAL CURRENT ASSETS	623,681	158,718
Property and equipment, net	2,508,823	25,563
Intangible assets, net	470,164	0
Investments at fair value	318,353	352,500
Other investments	1,579,677	853,798
Deposits and other assets	3,980	23,980
TOTAL ASSETS	5,504,678	1,414,559
LIABILITIES AND STOCKHOLDERS' EQUITY
Current maturities of long-term debt and notes payable	1,171,855	250,000
Convertible notes payable	1,625,000	0
Accounts payable	267,475	211,432
Accrued expenses	21,521	66,103
Other current liabilities	496,643	1,750
Income taxes payable	14,608	0
Due to related parties	30,204	116,349
TOTAL CURRENT LIABILITIES	3,627,306	645,634
Long-term debt, less current maturities	236,109	686,500
TOTAL LIABILITIES	3,863,415	1,332,134
Commitments and contingencies (Note 12)
Stockholders' equity:
Common stock: $0.0001 par value; authorized 200,000,000 shares; issued 3,012,121 shares and 2,571,918 shares; and outstanding 2,498,891 and 2,048,688 shares at December 31, 2011 and 2010, respectively	301	257
Additional paid in capital	6,459,506	5,456,067
Other comprehensive income	48,665	68,027
Non-controlling interest	1,692,019	24,175
Accumulated deficit	(6,032,808)	(4,929,418)
Less treasury stock, 513,230 shares and 523,230 shares at December 31, 2011 and 2010, respectively	(526,420)	(536,683)
Total stockholders' equity	1,641,263	82,425
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 5,504,678	$ 1,414,559